Condensed Consolidated Balance Sheets (Unaudited) (10-Q) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 701,000	$ 1,040,000
Restricted cash	1,919,000	1,919,000
Accounts receivable, net of allowance for doubtful accounts of $436 and $518 (variable interest entity restricted $2,154 and $2,505)	3,112,000	3,487,000
Inventories	1,560,000	1,994,000
Deferred tax asset	405,000	234,000
Income and operating taxes recoverable	592,000	1,167,000
Deposits and other current assets	895,000	975,000
Total current assets	9,184,000	10,816,000
Property, net (variable interest entity restricted $5,231 and $5,757)	25,820,000	28,457,000
Goodwill	4,331,000	4,773,000
Intangible assets, net	1,690,000	2,575,000
Other long-term assets	801,000	385,000
Total assets	41,826,000	47,006,000
Current liabilities:
Accounts payable	4,569,000	3,021,000
Accrued expenses	5,217,000	4,509,000
Current maturities of debt	9,422,000	8,003,000
Total current liabilities	19,208,000	15,533,000
Long-term liabilities:
Long-term debt, less current portion	12,355,000	11,581,000
Deferred tax liability	93,000	1,674,000
Derivative warrant liabilities	6,508,000	4,520,000
Total liabilities	38,164,000	33,308,000
Commitments and contingencies
Temporary equity
Redeemable noncontrolling interest in Nutra SA	7,488,000	9,262,000
Redeemable common stock (30,593 shares outstanding)	398,000	0
Total temporary equity	7,886,000	9,262,000
Equity (deficit) attributable to RiceBran Technologies shareholders:
Preferred stock, 20,000,000 shares authorized and none issued	0	0
Common stock, no par value, 6,000,000 and 2,500,000 shares authorized, 1,103,597, and 1,038,080 shares issued and outstanding	212,045,000	210,396,000
Accumulated deficit	(214,271,000)	(204,420,000)
Accumulated other comprehensive loss	(1,998,000)	(1,540,000)
Total equity (deficit) attributable to RiceBran Technology shareholders	(4,224,000)	4,436,000
Total liabilities, temporary equity and equity	$ 41,826,000	$ 47,006,000